Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Software development (Work-In-Progress)	$7,535	$6,896
Computer	$24,254	$-
Office equipment	$36,841	$316
Furniture and fittings	$15,149	$-
Office renovations	$89,694	$-
Total plant and equipment	$173,473	$7,212
Total accumulated depreciation	$(9,094)	$(8)
Plant and equipment, net	$164,379	$7,204

Plant and equipment as of March 31, 2017 are summarized below:

	2017	2016
Software Development (Work-In-Progress)	$6,896	$-
Office equipment	$316	$-
Total plant and equipment	$7,212	$-
Accumulated depreciation	$(8)	$-
Plant and equipment, net	$7,204	$-